Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Partnership Interest [Member]
Lease and Investment Commitments [Line Items]
Equity method investments equity contribution obligation	¥ 0	¥ 13,500